PORTFOLIO OF INVESTMENTS - BERKSHIRE FOCUS FUND
September 30, 2024 (Unaudited)

Shares		Value

	COMMON STOCKS - 100.15%	$ 235,722,563	100.15%
	(Cost $211,486,284)

	AUTOMOBILE MANUFACTURERS - 7.03%	16,535,128	7.03%
10	Rivian Automotive, Inc. (Class A) *	112
63,200	Tesla, Inc. *	16,535,016

	BEVERAGES - 0.00%	314	0.00%
10	Celsius Holdings, Inc. *	314

	BUSINESS SOFTWARE & SERVICES - 6.11%	14,392,358	6.11%
10	Adobe, Inc. *	5,178
10	AppLovin Corporation (Class A) *	1,306
10	Cadence Design Systems, Inc. *	2,710
10	Cloudflare, Inc. (Class A) *	809
10	Datadog, Inc. (Class A) *	1,151
10	GitLab Inc. (Class A) *	515
10	HubSpot, Inc. *	5,316
33,350	Impinj, Inc. *	7,220,942
10	Intuit, Inc.	6,210
10	Microsoft Corp.	4,303
10	monday.com Ltd. (Israel) *	2,778
10	MongoDB, Inc. (Class A) *	2,704
10	Oracle Corp.	1,704
10	Palantir Technologies Inc. (Class A) *	372
10	Samsara Inc. (Class A) *	481
7,970	ServiceNow, Inc. *	7,128,288
10	Snowflake Inc. (Class A) *	1,149
10	Synopsys, Inc. *	5,064
10	Toast, Inc. (Class A) *	283
10	The Trade Desk, Inc. (Class A) *	1,097

	COMMUNICATION EQUIPMENT - 3.51%	8,260,696	3.51%
21,520	Arista Networks, Inc. *	8,259,806
10	Coherent Corp. *	889

	COMPUTER HARDWARE - 0.00%	6,032	0.00%
10	Dell Technologies, Inc. - Class C	1,185
10	Super Micro Computer, Inc. *	4,164
10	Western Digital Corporation *	683

	CONSUMER ELECTRONICS - 0.00%	2,330	0.00%
10	Apple, Inc.	2,330

	CRYPTOCURRENCY - 4.74%	11,153,316	4.74%
10	CleanSpark, Inc. *	93
10	Coinbase Global, Inc. (Class A) *	1,782
10	Marathon Digital Holdings, Inc. *	162
66,140	MicroStrategy Incorporated *	11,151,204
10	Riot Platforms, Inc. *	74

	CYBERSECURITY EQUIPMENT & SERVICES - 0.00%	11,592	0.00%
10	CrowdStrike Holdings, Inc. (Class A) *	2,805
10	Cyberark Software LTD (Israel) *	2,916
10	Okta, Inc. (Class A) *	743
10	Palo Alto Networks, Inc. *	3,418
10	Zscaler, Inc. *	1,709

	DATA STORAGE - 0.00%	1,738	0.00%
10	NetApp, Inc.	1,235
10	Pure Storage, Inc. (Class A) *	502

	DRUG MANUFACTURERS - 0.00%	10,050	0.00%
10	Eli Lilly and Company	8,859
10	Novo Nordisk A/S - ADR	1,191

	ELECTRICAL EQUIPMENT - 5.54%	13,038,685	5.54%
10	Eaton Corporation plc (Ireland)	3,314
131,010	Vertiv Holdings Co (Class A)	13,034,185
10	Vistra Corp.	1,185

	ENTERTAINMENT - 2.44%	5,753,665	2.44%
10	Netflix, Inc.*	7,093
10	Roblox Corporation (Class A) *	443
10	Roku, Inc. (Class A) *	747
15,590	Spotify Technology S.A. (Luxembourg) *	5,745,383

	FINANCIAL SERVICES - 0.00%	234	0.00%
10	Robinhood Markets, Inc. (Class A) *	234

	HOTELS, RESTAURANTS & LEISURE - 0.03%	72,170	0.03%
10	Booking Holdings Inc.	42,121
10	CAVA Group, Inc. *	1,239
500	Chipotle Mexican Grill, Inc. *	28,810

	INTERNET SERVICES - 14.34%	33,738,162	14.34%
10	Airbnb, Inc. (Class A) *	1,268
10	Alphabet, Inc. (Class A)	1,659
10	Amazon.com, Inc. *	1,863
33,920	Carvana Co. (Class A) *	5,905,811
10	Global-E Online Ltd. (Israel) *	384
3,430	MercadoLibre, Inc. (Argentina) *	7,038,223
10	Opendoor Technologies, Inc. *	20
145,770	Shopify Inc. (Class A) (Canada) *	11,682,008
142,630	Zillow Group, Inc. (Class C) *	9,106,926

	INTERNET SOCIAL MEDIA - 7.98%	18,776,356	7.98%
32,800	Meta Platforms, Inc. (Class A)	18,776,032
10	Pinterest, Inc. (Class A) *	324

	IT FINANCIAL SERVICES - 2.51%	5,912,711	2.51%
144,830	Affirm Holdings, Inc. (Class A) *	5,911,961
10	Block, Inc. (Class A) *	671
10	SoFi Technologies, Inc. *	79

	PERSONAL DEFENSE EQUIPMENT- 0.00%	3,996	0.00%
10	Axon Enterprise, Inc. *	3,996

	SEMICONDUCTOR - 34.93%	82,181,237	34.93%
85,590	Advanced Micro Devices, Inc. *	14,043,607
48,960	Arm Holdings PLC - ADR *	7,001,770
67,370	Broadcom, Inc.	11,621,325
10	Marvell Technology, Inc.	721
10	Micron Technology, Inc.	1,037
10	Monolithic Power Systems, Inc.	9,245
312,760	NVIDIA Corp.	37,981,574
10	ON Semiconductor Corporation *	726
10	Qualcomm, Inc.	1,701
66,330	Taiwan Semiconductor Manufacturing Company Limited - ADR	11,519,531

	SEMICONDUCTOR EQUIPMENT - 0.01%	26,258	0.01%
10	Applied Materials, Inc.	2,021
10	ASML Holding N.V. - ADR	8,333
10	KLA Corporation	7,744
10	Lam Research Corp.	8,161

	SPORTS ENTERTAINMENT & GAMING - 0.00%	2,765	0.00%
10	DraftKings Inc. (Class A) *	392
10	Flutter Entertainment PLC (Ireland) *	2,373

	TRANSPORT NETWORKS - 10.98%	25,842,773	10.98%
99,750	DoorDash, Inc. (Class A) *	14,237,318
154,410	Uber Technologies, Inc. *	11,605,456

	EXCHANGE TRADED FUNDS - 0.00%	7,697	0.00%
	(Cost $1,894)
10	Invesco QQQ ETF	4,881
10	iShares Bitcoin Trust *	361
10	VanEck Semiconductor ETF	2,455

	TOTAL INVESTMENT SECURITIES - 100.15%	235,730,259	100.15%
	(Cost $211,488,178)

	Liabilities in Excess of Other Assets -0.15%	(358,000)	-0.15%

	NET ASSETS - 100.00%	$ 235,372,259	100.00%
	Equivalent to $25.16 Per Share

	* Non-income producing.
	ADR - American Depositary Receipt.